TRADE PAYABLES	12 Months Ended
Dec. 31, 2023
Trade Payables
TRADE PAYABLES

16.	TRADE PAYABLES

		Consolidated
	12/31/2023	12/31/2022
Trade payables	7,867,431	6,723,077
(-) Adjustment present value	(96,851)	(79,893)
	7,770,580	6,643,184

Classified:
Current	7,739,520	6,596,915
Non-current	31,060	46,269
	7,770,580	6,643,184

Accounting Policy

They are initially recognized at fair value, and subsequently measured at amortized cost, using the effective interest rate method and adjusted to present value when applicable, based on the estimated rate of the Company's cost of capital.